Interest and Finance Costs (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 4,001	$ 4,448
Interest on finance lease liability	673	1,099
Amortization of debt finance costs and debt discounts	458	533
Other	54	168
Total	$ 5,186	$ 6,248